HELD-TO-MATURITY INVESTMENTS	12 Months Ended
Dec. 31, 2012
HELD TO MATURITY INVESTMENTS [Abstract]
HELD-TO-MATURITY INVESTMENTS	Note 3-HELD-TO-MATURITY INVESTMENTS The Company held fixed income investments issued by banks in the PRC all of which had matured by December 31, 2012.